3. Loans, TDR Loan Modifications (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Integer	Dec. 31, 2015 USD ($) Integer
TDR Loans
Post-Modification Outstanding Recorded Investment	$ 5,900	$ 8,800
Construction and land development
TDR Loans
Number of Contracts | Integer		1
Pre-Modification Outstanding Recorded Investment		$ 216
Post-Modification Outstanding Recorded Investment		$ 216
Single-family residential
TDR Loans
Number of Contracts | Integer	3	3
Pre-Modification Outstanding Recorded Investment	$ 124	$ 288
Post-Modification Outstanding Recorded Investment	$ 121	$ 271
Total TDR Loans
TDR Loans
Number of Contracts | Integer	3	4
Pre-Modification Outstanding Recorded Investment	$ 124	$ 504
Post-Modification Outstanding Recorded Investment	$ 121	$ 487